EARNINGS (LOSS) PER SHARE - Basic earnings (losses) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per share
Resulted of the year attributable for controlling shareholders	R$ (10,724,828)	R$ (2,817,518)	R$ 319,693
Weighted average number of shares in the year	1,361,264	1,361,264	1,105,826
Weighted average treasury shares	(12,042)	(12,042)	(12,333)
Weighted average number of outstanding shares	1,349,222	1,349,222	1,093,493
Basic loss per common share - RS	R$ (7.94890)	R$ (2.08825)	R$ 0.29236